IMPORTANT INFORMATION REGARDING THE
FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the following revisions are incorporated. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
1. Please replace the introductory paragraph in its entirety and replace it with the following:
“The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
The following Appendix applies to certain share classes offered by the Fund.”
2. Please add the following disclosure regarding U.S. Bancorp Investments, Inc.:
U.S. Bancorp Investments, Inc.
Effective November 1, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments, Inc. (USBI) platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI. All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.
USBI Conversion of Class C Shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s intra-fund share class policy. No front-end sales charge will apply to such conversions.
The Federated Hermes Funds include all of the share classes of the following portfolios of the listed registrants:
FEDERATED HERMES ADVISER SERIES
Federated Hermes Emerging Markets Equity Fund
Federated Hermes Global Equity Fund
Federated Hermes Global Small Cap Fund
Federated Hermes International Developed Equity Fund
Federated Hermes International Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes U.S. SMID Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Municipal Ultrashort Fund
Federated Hermes Strategic Income Fund
FEDERATED HERMES GLOBAL ALLOCATION FUND
FEDERATED HERMES GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HERMES HIGH INCOME BOND FUND, INC.

FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Opportunistic High Yield Bond Fund
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Real Return Bond Fund
Federated Hermes Short-Term Income Fund
FEDERATED HERMES INDEX TRUST
Federated Hermes Max-Cap Index Fund
FEDERATED HERMES INSTITUTIONAL TRUST
Federated Hermes Government Ultrashort Fund
FEDERATED HERMES INTERNATIONAL SERIES, INC.
Federated Hermes Global Total Return Bond Fund
FEDERATED HERMES INVESTMENT SERIES FUNDS, INC.
Federated Hermes Corporate Bond Fund
FEDERATED HERMES MDT SERIES
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Federated Hermes Government Reserves Fund
FEDERATED HERMES MUNICIPAL BOND FUND, INC.
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
FEDERATED HERMES TOTAL RETURN SERIES, INC.
Federated Hermes Core Bond Fund
Federated Hermes Total Return Bond Fund
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
October 28, 2021

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455566 (10/21)
© 2021 Federated Hermes, Inc.